MATERIAL ACCOUNTING POLICY INFORMATION AND USE OF ESTIMATES AND JUDGMENTS (Policies)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

-	has power over the investee;
-	is exposed, or has rights, to variable returns from its involvement with the investee; and
-	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Profit or loss and each item of other comprehensive income are attributed to the owners of the Group and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Common control

Acquisition of entities under the Group Reorganization does not result in any change in economic substance. Accordingly, the consolidated financial statements of the Group are a continuation of the acquired entities and are accounted for as follows:

-	The results of entities are presented as if the internal reorganization occurred from the beginning of the earliest period presented in the consolidated financial statements;
-	The Group will consolidate the assets and liabilities of the acquired entities at the pre-combination carrying amounts. No adjustments are made to reflect fair values, or recognize any new assets or liabilities, at the date of the internal reorganization that would otherwise be done under the acquisition method; and
-	No new goodwill is recognized as a result of the internal reorganization. The only goodwill that is recognized is the existing goodwill relating to the combining entities. Any difference between the consideration paid/transferred and the equity acquired is reflected within equity as merger reserve.

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Leases

Leases

Definition of a lease

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For contracts entered into or modified or arising from business combinations on or after the date of initial application, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.

The Group as a lessee

Right-of-use assets

The cost of right-of-use asset includes:

•	the amount of the initial measurement of the lease liability;
•	any lease payments made at or before the commencement date, less any lease incentives received;
•	any initial direct costs incurred by the Group; and
•	an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term, unless there is a transfer of ownership or purchase option which is reasonably certain to be exercised at the end of the lease term. If there is a transfer of ownership or purchase option which is reasonably certain to be exercised at the end of the lease term, the lessee depreciates the right-of-use asset over the useful life of the underlying asset.

The Group presents right-of-use assets as a separate line item on the consolidated statement of financial position.

Lease liabilities

At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.

The lease payments include:

•	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as of the commencement date;
•	amounts expected to be payable by the Group under residual value guarantees;
•	the exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
•	payments of penalties for terminating a lease, if the lease term reflects the Group exercising an option to terminate the lease.

After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.

The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use assets) whenever:

•	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of reassessment.
•	the lease payments change due to changes in market rental rates following a market rent review/expected payment under a guaranteed residual value, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

The Group presents lease liabilities as a separate line item on the consolidated statement of financial position.

Short-term leases

Payments associated with short-term leases are recognised on a straight-line basis as an expense. Short-term leases are leases with a lease term of 12 months or less from the commencement date and do not contain a purchase option.

Deferred offering costs

Deferred offering costs

Deferred offering costs primarily consist of legal costs, registration fees and other professional costs. These costs that are incremental costs directly attributable to the initial public offering are deferred and will be charged to shareholder’s equity against the gross proceeds of the initial public offering at completion.

Revenue recognition

Revenue recognition

Nature of goods or services

The nature of the goods or services provided by the Group are: provision of security related service and asset management services which include (i) brokerage services; (ii) underwriting and placement; (iii) asset management and (iv) advisory and consultancy services and trading of timepieces.

Identification of performance obligations

At contract inception, the Group assesses the goods or services promised in a contract with a customer and identifies as a performance obligation each promise to transfer to the customer either:

(a)	a good or service (or a bundle of goods or services) that is distinct; or

(b)	a series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer.

A good or service that is promised to a customer is distinct if both of the following criteria are met:

(a)	the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e. the good or service is capable of being distinct); and

(b)	the Group’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e. the promise to transfer to good or service is distinct within the context of the contract).

Timing of revenue recognition

Revenue is recognized when (or as) the Group satisfies a performance obligation by transferring a promised good or service (i.e. an asset) to a customer. An asset is transferred when (or as) the customer obtains control of that asset.

The Group transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognizes revenue over time, if one of the following criteria is met:

(a)	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;

(b)	the Group’s performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhances; or

(c)	or the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If a performance obligation is not satisfied over time, the Group satisfies the performance obligation as a point in time when the customer obtains control of the promised asset. In determining when the transfer of control occurs, the Group considers the concept of control and such indicators as legal title, physical possession, right to payment, significant risks and rewards of ownership of the asset, and customer acceptance.

For income from security related service and asset management income, revenue is recognized on the following basis:

-	brokerage commission on dealing in securities and future contract is recognized on a trade date basis when the services are rendered, the amount for which can be reliably estimated and it is probable that the income will be received. The brokerage commission income is due on the settlement date of their respective trade dates, normally two or three business days after the respective trade date. The revenue is recognized at a point in time (trade date) when the performance obligation has been satisfied by the completion of trades and the risks and rewards of ownership have been transferred to/from the customer. The Group acts as an agent. The transaction price is a variable consideration as the price is determined to be a fixed percentage of transaction amount. Commission fees are directly charged from the customer’s account when the transactions are executed;

-	underwriting and placing commission is recognized when the relevant placing, underwriting, sub-underwriting or structured products arrangement activities are completed. Accordingly, the revenue is recognized at a point in time when the performance obligation has been satisfied by the completion of transaction and the risks and rewards of ownership have been transferred to/from the customer;

-	income from provision of asset management services includes (i) investment management fee and (ii) performance fee.

(i)	investment management fee is recognized over time when customers simultaneously receive and consume the benefit provided by the Group. The Group rendered asset management services to customers as a principal, which are recorded over the period of service provided. Asset management income is charged by the Group to funds monthly and collected directly out of custodial accounts. The Group provide asset management services to individual customers and charges customers management fee at fixed percentage of asset value under management in accordance with the agreements. The fee is due and paid within the specified terms of payment. The transaction price is a variable consideration as the price is determined to be a fixed percentage of asset value.

(ii)	performance fees is accounted for when the return on assets under management, over a given period established in each fund’s private memorandum, exceeds certain return benchmarks or other performance benchmarks, depending on each fund’s private memorandum. Performance fees are calculated periodically. Performance fees are a form of variable consideration. The Company recognizes these fees at a point in time when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to us. No performance fee is noted for the years ended March 31, 2025 and 2026.

-	advisory and consultancy income is recognized over time when the relevant advises and consultancy services have been provided or rendered. The Group enter a distinct contract with its customers as a principal for the provision of advisory and consultancy services. The Group concludes that each monthly investment advisory service (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the Group concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the customers is substantially similar for each month, even though the exact volume of services may vary. There is no variable consideration in the transaction price. Accordingly, based on the output methods, the Group recognizes revenues from advisory services on a monthly basis when it satisfies its performance obligations throughout the contract terms.

For income from trading of timepieces, revenue is recognized at a point in time at which the customer obtains the control of the promised asset, which generally coincides with the time when the goods are delivered to customers and the title is passed.

Employee benefits	Employee benefits Retirement benefit cost Payments to the Mandatory Provident Fund Scheme are recognized as an expense when employees have rendered service entitling them to the contributions.
Borrowing costs	Borrowing costs All borrowing costs are recognized in profit or loss in the period in which they are incurred.
Cash and cash equivalents

Cash and cash equivalents

For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise cash on hand, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and demand deposits which are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form in integral part of the Group’s cash management.

For the purposes of the consolidated statements of financial position, cash and cash equivalents comprise cash on hand and at banks which are not restricted to use.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated in the consolidated statement of financial position at cost less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.

Depreciation is recognized so as to allocate the cost of items of property, plant and equipment over their estimated useful lives, using the straight-line method. The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Impairment of non-financial assets

Impairment of non-financial assets

At the end of each financial year, the Group assesses the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is recognized in other comprehensive income up to the amount of any previous revaluation.

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (cash-generating unit) in prior years. A previously recognized impairment for an asset other than goodwill is only reversed if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Related parties

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;
(ii)	has significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is calculated on a specific identification basis for watches. Net realizable value is the estimated selling price for inventories less the estimated costs of completion and costs necessary to make the sale. Cost necessary to make the sale include incremental costs directly attributable to the sale and non-incremental costs which the Group must incur to make the sale.

When inventories are sold, the carrying amount of those inventories is recognized as an expense in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in which the reversal occurs.

Financial assets

Financial assets

Initial recognition and measurement

Financial assets of the Group are classified, at initial recognition, as subsequently measured at amortized cost.

The classification of financial assets at initial recognition depends on the financial asset's contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost

The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent it, has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets under IFRS 9

The Group performs impairment assessment under expected credit loss (“ECL”) model on financial assets. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessment is done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.

For all instruments, the Group measures the loss allowance equal to 12m ECL, unless when there has been a significant increase in credit risk since initial recognition, the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

(i)	Significant increase in credit risk

In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as of the reporting date with the risk of a default occurring on the financial instrument as of the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

•	an actual or expected significant deterioration in the financial instrument’s internal credit rating;
•	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;
•	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
•	an actual or expected significant deterioration in the operating results of the debtor; and
•	an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.

The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

(ii)	Definition of default

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).

It is presumed that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. When assessing expected credit losses, default receivables are subject to higher provisions compared to non-default receivables. This is to account for the increased credit risk associated with defaults. The Group rebutted the presumption of default under ECL model for receivables over 90 days past due based on the good repayment records for those customers with continuous partial settlement and/or good credit rating of the counterparties.

(iii)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

(a)	significant financial difficulty of the issuer or the borrower;
(b)	a breach of contract, such as a default or past due event;
(c)	the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider; or
(d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization.

(iv)	Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no reasonable expectations of recovering the contractual cash flows, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or, in the case of trade receivables, amounts overdue by more than one year without a feasible repayment plan or without a reasonable expectation of repayment. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.

(v)	Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.

Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.

Where ECL is measured on a collective basis or cater for cases where evidence at the individual instrument level may not yet be available, the financial instruments are grouped on the past due status and settlement pattern of debtors. The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.

The Group recognizes an impairment gain or loss in profit or loss for all financial instruments by adjusting their carrying amount.

Financial liabilities and equity

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.

Financial liabilities at amortized cost

Financial liabilities including trade and other payables, loan from a former related company and amount due to a director are subsequently measured at amortized cost, using the effective interest method.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Taxation

Taxation

Current tax

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from “profit before tax” as reported in the consolidated statement of profit or loss and other comprehensive income because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax base used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rate (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

For the purposes of measuring deferred tax for leasing transactions in which the Group recognizes the right-of-use assets and the related lease liabilities, the Group first determines whether the tax deductions are attributable to the right-of-use assets or the lease liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

Foreign currency translation

Foreign currency translation

The functional currency is determined using the currency of the primary economic environment in which that entity operates. The functional currency, as determined by management, of the Company and its subsidiaries is HK$. The consolidated financial statements are presented in HK$, which is also the Group’s presentation currency.

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in the statement of comprehensive loss in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

Provisions and Contingencies

Provisions and Contingencies

Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of past event, and it is probable that an outflow of economic resources will be required to settle that obligation and the amount be estimated reliably. Provisions are measured at the management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period. Where the effect of the time value of money is material, the amount of the provision shall be discounted to present value using a pre-tax discount rate that reflects the current market assessment of the time value of money and risks specific to the obligation.

When discounting is used, the increase in the provision due to passage of time is recognized as a finance cost in profit or loss.

Contingencies

As of March 31, 2025 and 2026, the Group was not a party to any material legal or administrative proceedings. From time to time, the Group is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Group cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Group’s consolidated financial condition or cash flows; however, an unfavorable outcome could have a material adverse effect on the Group’s results of operations.

Government grants

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with. Where the grant relates to an asset, the fair value is recognized as deferred capital grant on the consolidated statements of financial position and is amortized to profit or loss over the expected useful life of the relevant asset by equal annual instalments. Where the grant relates to an expense item, it is recognized in profit or loss over the period necessary to match them on a systematic basis to the costs that it is intended to compensate.

Earnings per share

Earnings per share

The Group computes earnings per share of Class A Ordinary Shares and Class B Ordinary Shares stock using the two-class method. Basic earnings per share is computed using the weighted-average number of shares outstanding during the period. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of restricted stock units and other contingently issuable shares. The dilutive effect of outstanding restricted stock units and other contingently issuable shares is reflected in diluted earnings per share by application of the treasury stock method.

The rights, including the liquidation and dividend rights, of the holders of our Class A Ordinary Shares and Class B Ordinary Shares stock are identical, except with respect to voting.

In the years ended March 31, 2024, 2025 and 2026, the earnings per share amounts are the same for Class A Ordinary Shares and Class B Ordinary Shares stock because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The Company had no dilutive shares as of March 31, 2024, 2025 and 2026.

Critical Accounting Estimates and Significant Management Judgments

Critical Accounting Estimates and Significant Management Judgments

IMPAIRMENT ASSESSMENT ON TRADE RECEIVABLES

The Group applies simplified approach under IFRS 9 to provide for ECL using lifetime expected loss provision for trade receivables from contracts with customers and assessed the impairment assessment with credit-impaired individually by making periodic assessments on the recoverability of the receivables based on the historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions, assessment of both the current conditions and repayment arrangements with the customers at the reporting date as well as the forecast of future conditions. The provision rates are based on the historical credit loss experience and are adjusted for forward-looking information that is available without undue cost or effort. At every reporting date, the historical observed default rates are reassessed and changes in the forward-looking information are considered.

For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full. It is presumed that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate. When assessing expected credit losses, default receivables are subject to higher provisions compared to non-default receivables. This is to account for the increased credit risk associated with defaults.